SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	¥6.3614 = US$1.00	¥6.3614 = US$1.00
Selling and Marketing Expense	¥ 4,727,496	$ 743,151	¥ 2,750,389
Allowance for Credit Losses	2,992,018			$ 470,338
Impairment of property and equipment	0		0
Investment loss			251,296
Investment income	15,411	2,423
Deferred Revenue And Advances From Customer Balances	(6,490,414)	(1,020,278)	3,200,559
Revenue recognized	7,339,616	$ 1,153,770	1,870,891
Equity Method Investment, Other than Temporary Impairment	0		0
Contract assets and contract liabilities from contracts with customers
Contract costs	31,364,473			4,930,422	¥ 48,795,906
Contract liabilities	¥ 1,195,862			$ 187,987	¥ 7,686,276
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	¥ 38,811	$ 6,101	¥ 79,180
Minimum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage						8.00%
Maximum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage						43.00%
Motor vehicles [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member]. | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Production equipment [Member]. | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years